S000061314 [Member] Investment Strategy - iShares U.S. Infrastructure ETF	Mar. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of the NYSE® FactSet U.S. Infrastructure Index (the “Underlying Index”), which is  designed to measure the performance of equity securities of U.S. companies involved in U.S.-focused infrastructure activities (as determined by ICE Data Indices, LLC or its affiliates (the “Index Provider” or “IDI”)).
The Underlying Index is composed of equity securities primarily listed on the New York Stock Exchange (“NYSE”), NYSE American or Nasdaq (excluding master limited partnerships, royalty trusts, business development companies, and American depositary receipts (“ADRs”)) that are classified to be under one of the 95 infrastructure-related industries as defined by FactSet Revere Business Industry Classification System (“RBICS”). Each company in the Underlying Index is classified as either Category 1 or Category 2, where Category 1 companies are infrastructure enablers and Category 2 are infrastructure asset owners and operators.
Infrastructure enablers are potential beneficiaries of infrastructure investment in the U.S. Category 1 companies in the Underlying Index include companies in construction and engineering services, machineries and materials. Infrastructure asset owners and operators are companies associated with traditional equity infrastructure investing. Category 2 companies in the Underlying Index include companies in energy transportation and storage, railroad transportation, and utilities.
At the time of inclusion, eligible companies must derive 50% or more of their annual revenues from the U.S. The Underlying Index applies an equal weighting to Category 1 and Category 2, and within each category, an equal weighting is also applied to all individual securities.
The Underlying Index is reviewed and reconstituted annually in March. Constituent weights of the Underlying Index are rebalanced quarterly. The Underlying Index includes large-, mid-, and small- capitalization companies and may change over time. As of March 31, 2025, a significant portion of the Underlying Index is represented by securities of companies in the industrials, materials and utilities industries or sectors. The components of the Underlying Index are likely to change over time.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of an applicable underlying index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the securities in the Underlying Index.
The Fund generally will invest at least 80% of its assets in the component securities of its Underlying Index and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is owned, maintained and administered by the Index Provider, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Underlying Index is compiled utilizing RBICS classifications licensed from FactSet Research Systems, Inc. (“FactSet”). RBICS is an industry classification system defined by FactSet, which has full discretion over the classification system and is not affiliated with the Index Provider, the Fund or BFA. The classification methodology utilized for RBICS combines both market-defined information and a bottom-up approach to classify companies from all economic sectors and industries, including those in the infrastructure industry. RBICS's assignment for companies is reviewed at least once a year, with corporate actions being monitored on an ongoing basis.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.